Operating assets and liabilities - Inventories - Inventories (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory, Current [Line Items]
Total current inventories	kr 19,621	kr 18,536
Indirect production costs included in work in progress and finished goods	kr 8,929	kr 9,703
Share of total inventories (net)	46.00%	52.00%
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	kr 18,536
Write-downs during the year	883	kr 1,628
Utilisation of write-downs	(661)	(528)
Reversal of write-downs	(119)	(373)
Inventories at the end of the year	19,621	18,536
Gross amount
Inventory, Current [Line Items]
Raw materials	4,310	3,326
Work in progress	12,285	12,252
Finished goods	5,282	5,111
Total current inventories	21,877	20,689
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	20,689
Inventories at the end of the year	21,877	20,689
Inventory write-downs
Inventory, Current [Line Items]
Total current inventories	(2,256)	(2,153)
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	(2,153)	(1,426)
Inventories at the end of the year	kr (2,256)	kr (2,153)